INTERIM FINANCIAL DATA (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Scandic [Member]	Jan. 02, 2013 Orion [Member]
INTERIM FINANCIAL DATA [Abstract]
General and administrative expenses	$ 10,934	$ 8,961
Business Acquisition [Line Items]
Percentage of acquisition (in hundredths)			100.00%	50.00%